DEFERRED INCOME	12 Months Ended
Dec. 31, 2014
DEFERRED INCOME [Abstract]
DEFERRED INCOME
14	DEFERRED INCOME

Deferred income consists of the following:

	December 31,
	2013	2014
	RMB	RMB

Deferred revenue arising from Shopper's Card Program (Note 2(l)) and others	22,477	25,715
Deferred rebate income	17,391	15,677
	39,868	41,392